FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Loans by Banking and Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classification of loans by type of banking and maturity [Abstract]
Current loans	S/ 132,442,147	S/ 132,273,846
Current but impaired loans	4,461,962	5,357,744
Loans with delay in payments of one day or more but not internal overdue loans	4,332,339	3,222,790
Internal overdue loans	5,953,821	5,562,439
Total	147,190,269	146,416,819
Commercial Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	73,733,752	78,815,254
Current but impaired loans	3,115,029	3,627,246
Loans with delay in payments of one day or more but not internal overdue loans	1,496,743	1,362,487
Internal overdue loans	3,323,376	3,201,963
Total	81,668,900	87,006,950
Residential Mortgage Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	20,961,268	19,913,139
Current but impaired loans	506,639	581,358
Loans with delay in payments of one day or more but not internal overdue loans	1,076,953	731,821
Internal overdue loans	690,715	605,142
Total	23,235,575	21,831,460
Micro-Business Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	19,581,019	18,956,460
Current but impaired loans	365,265	524,064
Loans with delay in payments of one day or more but not internal overdue loans	950,477	683,183
Internal overdue loans	1,475,532	1,418,894
Total	22,372,293	21,582,601
Consumer Loans [Member]
Classification of loans by type of banking and maturity [Abstract]
Current loans	18,166,108	14,588,993
Current but impaired loans	475,029	625,076
Loans with delay in payments of one day or more but not internal overdue loans	808,166	445,299
Internal overdue loans	464,198	336,440
Total	S/ 19,913,501	S/ 15,995,808